Income Taxes - Schedule of Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Income Tax Reconciliation [Abstract]
Income tax provision at statutory rates	$ (524)	$ (286)
Tax effects of
Deferred tax assets not recognized	520	66
Reversal of temporary differences
Income exempt from income taxes	(595)	(761)
Expenses not deductible for income tax purposes	1,247	1,434
Tax exemption and rebates	(280)
Other	(2)	3
Income tax expense (benefit)	$ 366	$ 456